Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Accounts Receivable and Prepaid Expenses [Abstract]
Government authorities	$ 77	$ 78
Prepaid expenses and others	1,018	908
Total	$ 1,095	$ 986